Investment Strategy - Defiance DRAM Option Income ETF	Jul. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that seeks current income while providing direct or indirect exposure to the share price (i.e., the price returns) of DRAM, subject to a limit on potential investment gains. DRAM is an actively-managed ETF that seeks to provide capital appreciation by investing in equity securities of Memory Companies. Roundhill Financial Inc., the investment adviser to DRAM, identifies “Memory Companies” as those companies with at least 50% of their revenues or profits attributable to the development or manufacturing of one or more of the following semiconductor memory products: (i) high bandwidth memory (“HBM” technology, (ii) dynamic random-access memory “DRAM” technology, (iii) NAND (Not And) flash memory or solid-state drive (“SSD”) technologies that utilize NAND flash; (iv) NOR (Not Or) flash technology; (v) hard disk drives (“HDD”), or (vi) specificality and embedded memory. As further described below, the Fund may use either a traditional covered call strategy or a synthetic covered call strategy to provide (i) current income (from the option premiums) and (ii) direct or indirect exposure to the Underlying Security’s share price returns, subject to a limit on potential investment gains of the Underlying Security as a result of the nature of the options strategy the Fund employs. Accordingly, the Fund both seeks to generate weekly income from its options investments and aims to derive gains when the value of the Underlying Security increases.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in financial instruments that provide direct or indirect exposure to DRAM.
An investment in the Fund is not an investment in the Underlying Security.
•If the Underlying Security’s stock price increases in value, the Fund will capture only a portion of its potential gains.
•If the Underlying Security’s stock price decreases in value, the Fund is subject to all potential losses, which may not be offset by option premium income received by the Fund.
•If the Fund uses a synthetic covered call strategy, Fund shareholders will not be entitled to any Underlying Security dividends.
As part of its implementation of either covered call strategy, the Fund will purchase and sell Flexible Exchange® (“FLEX”) Options that are based on the value of the price returns of the Underlying Security. Unlike options with standardized terms, FLEX Options allow for customizable terms (e.g., a negotiable strike price). The Fund may also use standard exchange-listed options that provide exposure to the Underlying Security, if available, in combination with FLEX Options.
The Fund’s option contracts are based on the Underlying Security. The Fund has the right or obligation to receive or deliver shares of the Underlying Security in exchange for the stated strike price, depending on whether the option contract (1) is bought or sold by the Fund, and (2) a call or put option.
•A call option contract is a derivative that gives the holder of the option the right, but not the obligation, to buy an underlying security from the writer (seller) of the option at a predetermined exercise (or “strike”) price on or before a set expiration date. The writer (seller) of a call option contract receives a premium, which is a payment for giving up the right to gains above the specified price within the defined period.
•A put option contract is a derivative that gives the holder the right, but not the obligation, to sell an underlying security at a specified strike price on or before the option contract’s expiration date. The writer (seller) of a put option contract receives a premium, which is a payment for taking on the obligation to purchase the underlying security at a specified strike price if the option is exercised by the option holder.
Traditional Covered Call Strategy. A traditional covered call strategy involves simultaneously buying shares of a security and selling (or “writing”) a call option on that security, with a goal of generating income from the call option premium while also profiting, subject to a cap on investment gains set by the strike price of the sold (short) call option, from potential increase in the value of the security.
To the extent that the Fund engages in a traditional covered call strategy, the Fund’s options typically have weekly expiration dates and strike prices that are identical to (“at the money”) or near the current market price of the Underlying Security.
Synthetic Covered Call Strategy. A synthetic covered call strategy is similar to a traditional covered call strategy but involves selling (or writing) a call option on an underlying security that the option seller does not own. A synthetic covered call strategy consists of both synthetic long exposure and a covered call strategy.
•Synthetic Long Exposure – Rather than hold shares of the Underlying Security directly, the Fund seeks to replicate 100% of the price movements of the Underlying Security indirectly, or synthetically, by purchasing call options on the Underlying Security while simultaneously selling put options on the Underlying Security. The combination of long call options and sold (or “short”) put options provides the Fund with approximately 100% indirect investment exposure to the Underlying Security.
•Covered Call Strategy – As part of its strategy, the Fund will sell (or write) call options on the Underlying Security to generate income. Call options written (sold) by the Fund as part of this strategy typically have expiration dates of one week or less and a strike price that is less than 15% above the then-current share price of the Underlying Security. The Fund will seek to participate in the Underlying Security’s share price appreciation, if any, subject to a cap on investment gains set by the strike price of the sold (short) call option.
The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to the Underlying Security equal to at least 100% of the Fund’s total assets.
Milliman Financial Risk Management LLC, the Fund’s investment sub-adviser (“Milliman” or the “Sub-Adviser”), determines whether to write or buy options depending on the prevailing market conditions.
The Fund intends to continuously maintain exposure to the Underlying Security through its use of options contracts. As the options held by the Fund are exercised or expire, the Fund may enter into new options contracts, a practice known as “rolling” that may result in high portfolio turnover.
Although the Fund is actively managed, the Fund intends to employ its covered call strategy regardless of whether there are periods of adverse market, economic, or other conditions, and the Fund does not intend to take temporary defensive positions during such periods.
With respect to either covered call strategy, the Fund will hold cash, cash-equivalents, and/or high-quality securities as collateral for its options contracts (collectively, “Collateral”). The Collateral may consist of: (i) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (ii) money market funds; and/or (iii) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by Defiance ETFs, LLC (the “Adviser”) or the Sub-Adviser to be of comparable quality. Such Collateral is designed to provide liquidity, serve as margin or otherwise collateralize the Fund’s investments in financial instruments to provide a return on cash used as collateral with respect to the options contracts use in the Fund’s covered call strategy.
The Fund seeks to make distributions at least weekly. These weekly distributions are not dependent on, but may be impacted by, price appreciation or depreciation of the Underlying Security.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s strategy may result in the active and frequent trading of the Fund’s investments, which may result in significant portfolio turnover.
As a result of the Fund’s strategies, the Fund concentrates its investments (i.e., invests more than 25% of its net assets) in a particular industry or group of industries to approximately the same extent that DRAM concentrates in the securities of a particular industry or group of industries).
There is no guarantee that the Fund’s investment strategy will produce the intended investment results.
DRAM
The Roundhill Memory ETF (“DRAM”) is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing in the equity securities of Memory Companies. DRAM will generally seek to invest primarily in the equity securities of “Memory Companies,” but may also seek exposure to Memory Companies through derivative instruments, such as swap agreements and forward contracts.
Under normal circumstances, DRAM invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities (which may include depositary receipts) or instruments (i.e., swap agreements or forward contracts) that provide exposure to Memory Companies. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and forward contracts) will be valued at their notional value.
In seeking to achieve DRAM’s investment objective, Roundhill constructs DRAM’s portfolio using its proprietary security selection methodology. Roundhill generally invests in all Memory Companies it believes are leaders in semiconductor memory products and related technologies, considering factors such as market share and revenue share derived from the sales or production of such products.
DRAM rebalances its portfolio at least quarterly using Roundhill’s proprietary weighting methodology. Portfolio weights are generally based on modified market capitalization, subject to a 25% cap on any single company. In determining weights, Roundhill considers each company’s market share and revenue share from the sale or production of semiconductor memory products and related technologies. DRAM does not actively trade securities between rebalances.
DRAM will also only invest in those companies with a minimum market capitalization of $10 billion and an average daily trading volume of at least $5 million. Roundhill rebalances the weighting of the companies comprising DRAM’s portfolio on at least a quarterly basis. DRAM may invest in U.S. and non-U.S. companies (including those operating in developed or emerging market countries) through investments in depositary receipts, American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”), including depositary receipts whose underlying securities are non-voting preferred securities. Such companies will be large-capitalization issuers.
As of the date of this Prospectus, DRAM concentrated in the semiconductors industry and had significant exposure to the information technology sector.
The information in this prospectus regarding DRAM comes from its SEC filings. You should refer to DRAM’s SEC filings as well as other publicly available information (e.g., DRAM’s annual shareholder reports) to obtain a more detailed understanding of DRAM’s investments and financials. The description of DRAM’s principal investment strategies contained herein was taken directly from DRAM’s prospectus, dated April 1, 2026.
You can find DRAM’s prospectus as well as other information about DRAM, such as its most recent shareholder reports, on the SEC’s website at www.sec.gov (Investment Company Act File No. 811-23887).
This document relates only to the securities offered herein and does not relate to the shares of DRAM or other securities of DRAM. The Fund has derived all disclosures contained in this document regarding DRAM from publicly available documents. None of the Fund, the Trust, Adviser, Sub-Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to DRAM. None of the Fund, Trust, Adviser, Sub-Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding DRAM is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of DRAM (and therefore the price of DRAM at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning DRAM could affect the value received with respect to the securities and therefore the value of the securities.
None of the Fund, Trust, Adviser, Sub-Adviser or their respective affiliates makes any representation to you as to the performance of DRAM.
THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH ROUNDHILL ETF TRUST, DRAM, OR ROUNDHILL FINANCIAL INC.

Strategy Portfolio Concentration [Text]	As a result of the Fund’s strategies, the Fund concentrates its investments (i.e., invests more than 25% of its net assets) in a particular industry or group of industries to approximately the same extent that DRAM concentrates in the securities of a particular industry or group of industries).